Long-term bank loans & Revolving facilities (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-term bank loans - Principal repayments (Table)

Twelve month periods ending	Amount
June 30, 2026	$228,104
June 30, 2027	256,395
June 30, 2028	280,141
June 30, 2029	243,690
June 30, 2030	107,504
June 30, 2031 and thereafter	62,337
Total Long-term bank loans & Revolving facilities	$1,178,171
Unamortized loan issuance costs	(6,522)
Total Long-term bank loans & Revolving facilities, net	$1,171,649
Current portion of long-term bank loans & Revolving facilities	228,104
Long-term bank loans & Revolving facilities, net of current portion and unamortized loan issuance costs	943,545

Long-term bank loans - Interest and finance costs (Table)

	Six months ended June 30,
	2024	2025
Interest on financing agreements	$47,183	$37,228
Less: Interest capitalized	(500)	(736)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Loss	(2,792)	(551)
Amortization of debt (loan & lease) issuance costs	1,691	1,633
Other bank and finance charges	530	559
Interest and finance costs	$46,112	$38,133